EXHIBIT 99.7

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Jan-19	15-Jan-19	15-Feb-19
To	31-Jan-19	15-Feb-19
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$4,858,064.93
Series Nominal Liquidation Amount	1,548,068,064.93

Required Participation Amount	$1,548,068,064.93
Excess Receivables	$397,434,933.99

Total Collateral	1,945,502,998.92

Collateral as Percent of Notes	155.64%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$6,463,583,065.35
Total Principal Collections	($2,192,096,002.82)
Investment in New Receivables	$2,114,831,419.62
Receivables Added for Additional Accounts	$0.00
Repurchases	($63,110,182.35)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($717,028,827.66)
Less Servicing Adjustment	($1,738,995.31)

Ending Balance	$5,604,440,476.83

SAP for Next Period	34.71%

Average Receivable Balance	$5,789,899,578.64
Monthly Payment Rate	37.86%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$23,251,344.76
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$23,251,344.76

Series Allocation Percentage at Month-End	34.71%
Floating Allocation Percentage at Month-End	76.70%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	2.508940%
Applicable Margin	0.320000%
	2.828940%

	Actual	Per $1000
Interest	3,045,039.58	2.44
Principal	—	—

		2.44
Total Due Investors	3,045,039.58
Servicing Fee	1,286,008.33

Excess Cash Flow	1,860,102.98

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.94%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		35.87%